Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2025
Investments accounted for using equity method [abstract]
Disclosure of Detailed Information of Post Tax Earnings in its YPL Investment

The Company’s share of post-tax earnings (losses) in its YPL investment in the three and six months ended June 30, 2024 was comprised of the following items:

	Three months ended June 30,	Six months ended June 30,
(millions of U.S. dollars)	2024	2024
Decrease in LSEG share price	(36)	(86)
Foreign exchange gains (losses) on LSEG shares	3	(3)
Dividend income	6	6
Gain from call options	—	22
Historical excluded equity adjustment(1)	95	129
YPL - Share of post-tax earnings in equity method investments	68	68

(1)
Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Summary Financial Information

Set forth below is summarized financial information for 100% of YPL for the three and six months ended June 30, 2024.

	Three months ended June 30,	Six months ended June 30,
(millions of U.S. dollars)	2024	2024
Mark-to-market of LSEG shares	(136)	(394)
Dividend income	32	32
Gain from call options	18	92
Net loss	(86)	(270)
Total comprehensive loss	(86)	(270)